UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Brookfield Business Partners	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss) [1]	Non-controlling interests
Beginning balance at Dec. 31, 2023	$ 4,760	$ 880	$ 737	$ 637	$ (129)	$ (365)	$ 3,880
Net income (loss)	(134)	(26)		(26)			(108)
Other comprehensive income (loss)	(74)	(19)				(19)	(55)
Total comprehensive income (loss)	(208)	(45)		(26)		(19)	(163)
Contributions	28						28
Distributions and capital paid	(23)						(23)
Ownership changes and other	25	14		11	3		11
Ending balance at Jun. 30, 2024	4,582	849	737	622	(126)	(384)	3,733
Beginning balance at Dec. 31, 2024	2,635	(59)	737	(247)	(127)	(422)	2,694
Net income (loss)	(158)	(178)		(178)			20
Other comprehensive income (loss)	15	1				1	14
Total comprehensive income (loss)	(143)	(177)		(178)		1	34
Contributions	99	77	77				22
Distributions and capital paid	(12)						(12)
Ending balance at Jun. 30, 2025	$ 2,579	$ (159)	$ 814	$ (425)	$ (127)	$ (421)	$ 2,738

[1]	See Note 15 for additional information.